Voya Global Perspectives® Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 10.3%
501,072	iShares Global REIT ETF	$12,456,650	10.3

	Total Exchange-Traded Funds
	(Cost $12,099,997)	12,456,650	10.3

MUTUAL FUNDS: 89.7%
	Affiliated Investment Companies: 89.7%
1,569,613	Voya Global Bond Fund - Class R6	11,803,487	9.7
1,550,349	Voya GNMA Income Fund - Class R6	11,720,635	9.7
1,743,626	Voya High Yield Bond Fund - Class R6	11,891,528	9.8
1,277,667	Voya Investment Grade Credit Fund - Class R6	11,882,306	9.8
335,568	Voya Large-Cap Growth Fund - Class R6	12,053,604	9.9
705,587	Voya Mid Cap Research Enhanced Index Fund - Class I	12,368,947	10.2
1,321,889	Voya Multi-Manager Emerging Markets Equity Fund - Class I	12,372,878	10.2
1,407,444	Voya Multi-Manager International Factors Fund - Class I	12,202,540	10.0
891,164	Voya Small Company Fund - Class R6	12,618,880	10.4

	Total Mutual Funds
	(Cost $128,642,292)	108,914,805	89.7

	Total Investments in Securities (Cost $140,742,289)	$121,371,455	100.0
	Liabilities in Excess of Other Assets	(7,867)	–
	Net Assets	$121,363,588	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2023
Asset Table
Investments, at fair value
Exchange-Traded Funds	$12,456,650	$–	$–	$12,456,650
Mutual Funds	$108,914,805	$–	$–	$108,914,805
Total Investments, at fair value	$121,371,455	$–	$–	$121,371,455

Voya Global Perspectives® Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2023 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended January 31, 2023, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 10/31/22	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 1/31/23	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Global Bond Fund - Class R6	$10,982,723	$493,709	$(702,451)	$1,029,506	$11,803,487	$113,636	$(166,454)	$-
Voya GNMA Income Fund - Class R6	10,881,655	839,677	(620,172)	619,475	11,720,635	100,111	(84,175)	-
Voya High Yield Bond Fund - Class R6	11,384,050	764,697	(609,860)	352,642	11,891,528	173,455	(73,863)	155,356
Voya Investment Grade Credit Fund - Class R6	10,935,925	631,038	(565,428)	880,771	11,882,306	123,947	(29,431)	-
Voya Large-Cap Growth Fund - Class R6	11,461,118	3,167,507	(1,691,644)	(883,377)	12,053,604	-	(619,649)	1,840,884
Voya Mid Cap Research Enhanced Index Fund - Class I	12,213,433	859,303	(1,042,160)	338,371	12,368,947	99,490	(37,413)	669,421
Voya Multi-Manager Emerging Markets Equity Fund - Class I	10,944,798	579,833	(1,606,206)	2,454,453	12,372,878	489,437	(634,470)	-
Voya Multi-Manager International Factors Fund - Class I	11,484,542	527,770	(1,774,823)	1,965,051	12,202,540	437,374	(309,099)	-
Voya Small Company Fund - Class R6	12,318,752	146,704	(1,170,548)	1,323,972	12,618,880	56,311	(138,357)	-
	$102,606,996	$8,010,238	$(9,783,292)	$8,080,864	$108,914,805	$1,593,761	$(2,092,911)	$2,665,661

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At January 31, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $142,257,063.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$859,547
Gross Unrealized Depreciation	(21,745,155)

Net Unrealized Depreciation	$(20,885,608)